Events after the reporting period	9 Months Ended
Sep. 30, 2022
Events after the reporting period
Events after the reporting period

29.Events after the reporting period

(a) IHS Holding (2022) Bullet Term Loan Facility

IHS Holding Limited entered into a $600.0 million term loan agreement on October 28, 2022, (as amended and/or restated from time to time, the “IHS Holding 2022 Term Loan”).

The interest rate per annum applicable to loans made under the IHS Holding 2022 Term Loan is equal to Term SOFR, a credit adjustment spread plus a margin of 3.75% per annum. IHS Holding Limited also pays certain other fees and costs, including fees for undrawn commitments, arrangement fees and fees to the facility agent. The IHS Holding 2022 Term Loan is denominated in U.S. dollars and is governed by English law.

As of November 7, 2022, $370.0 million of the IHS Holding 2022 Term Loan was drawn. The majority of the proceeds of the drawdown were applied toward the prepayment of the IHS Holding Bridge Facility of $280.0 million (plus accrued interest) and the U.S. dollar tranche of our Nigeria senior credit facility of $75.6 million (plus accrued interest and break costs). The undrawn portion can be applied toward general corporate purposes and is available for up to 12 months from the date of the agreement.

(b) Fiberco Soluções de Infraestrutura S.A. (“I-Systems”)

I-Systems Soluções de Infraestrutura S.A. (formerly known as Fiberco Soluções de Infraestrutura S.A.) (“I-Systems”) entered into a BRL 200.0 million (approximately $37.1 million) credit agreement, originally dated October 3, 2022 (as amended and/or restated from time to time, the “I-Systems Facility”). The I-Systems Facility has an interest rate of CDI plus 2.45% (assuming a 252-day calculation basis), will terminate in October 2030. The facility was fully drawn down in October 2022.

On October 13, 2022, Itaú Unibanco S.A. provided an additional commitment in an aggregate amount of BRL 200.0 million (approximately $37.1 million) to the I-Systems Facility on the same terms, available in two tranches, the first to be drawn by January 31, 2023 and with an interest rate of CDI plus 2.45% (assuming a 252-day calculation basis), and the second tranche to be drawn by March 31, 2023 and with an interest rate of CDI plus 2.50% (assuming a 252-day calculation basis). Both tranches remain undrawn. Commitment fees of between 2.00% and 2.15% p.a. are payable quarterly on undrawn amounts.

(c) Omnibus employee share-based payment plan

The time-based conditions relating to one third (33.3%) of the RSU awards issued in February 2022 under the Omnibus employee share-based payment plan (refer to note 25) have been met. 0.2 million shares were issued in October 2022.